Breakdown of Financial Assets - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Non-current financial assets	€ 6,639	€ 6,392
Other current financial assets	2,495	3,123
Investments
Disclosure of financial assets [line items]
Non-current financial assets	457	600	€ 573
Long-term credits
Disclosure of financial assets [line items]
Non-current financial assets	252	353	319
Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets	1,633	1,285	1,624
Other current financial assets	82	98
Derivative instruments
Disclosure of financial assets [line items]
Non-current financial assets	3,666	3,389
Other current financial assets	1,210	1,441
Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	551	719	488
Trade receivables for subleases
Disclosure of financial assets [line items]
Non-current financial assets	15	12	0
Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	(122)	(154)	€ (118)
Telefonica, S.A.
Disclosure of financial assets [line items]
Non-current financial assets	6,639	6,392
Other current financial assets	14,319	17,917
Total	20,958	24,309
Non-current financial assets, fair value	6,639	6,392
Current financial assets, fair value	14,319	17,917
Financial assets, fair value	20,958	24,309
Telefonica, S.A. | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	359	511
Other current financial assets	130	317
Total	489	828
Telefonica, S.A. | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	3,930	3,591
Other current financial assets	1,809	2,314
Total	5,739	5,905
Telefonica, S.A. | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Other current financial assets	0	0
Total	0	0
Telefonica, S.A. | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	750	757
Other current financial assets	524	960
Total	1,274	1,717
Telefonica, S.A. | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Other current financial assets	0	0
Total	0	0
Telefonica, S.A. | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	157	104
Other current financial assets	588	567
Total	745	671
Telefonica, S.A. | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	424	565
Other current financial assets	0	0
Total	424	565
Telefonica, S.A. | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	2,958	2,676
Other current financial assets	827	1,104
Total	3,785	3,780
Telefonica, S.A. | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	2,350	2,290
Other current financial assets	12,380	15,286
Total	14,730	17,576
Telefonica, S.A. | Investments
Disclosure of financial assets [line items]
Non-current financial assets	457	600
Non-current financial assets, fair value	457	600
Telefonica, S.A. | Investments | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	350	496
Telefonica, S.A. | Investments | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	107	104
Telefonica, S.A. | Investments | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Investments | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	33	35
Telefonica, S.A. | Investments | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Investments | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Investments | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	424	565
Telefonica, S.A. | Investments | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Investments | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Long-term credits
Disclosure of financial assets [line items]
Non-current financial assets	439	541
Non-current financial assets, fair value	439	541
Telefonica, S.A. | Long-term credits | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	9	9
Telefonica, S.A. | Long-term credits | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Long-term credits | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Long-term credits | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	9	9
Telefonica, S.A. | Long-term credits | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Long-term credits | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Long-term credits | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Long-term credits | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Long-term credits | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	430	532
Telefonica, S.A. | Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets	1,633	1,285
Non-current financial assets, fair value	1,633	1,285
Telefonica, S.A. | Deposits and guarantees | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	1,633	1,285
Telefonica, S.A. | Derivative instruments
Disclosure of financial assets [line items]
Non-current financial assets	3,666	3,389
Non-current financial assets, fair value	3,666	3,389
Telefonica, S.A. | Derivative instruments | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	6
Telefonica, S.A. | Derivative instruments | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	3,666	3,383
Telefonica, S.A. | Derivative instruments | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	708	713
Telefonica, S.A. | Derivative instruments | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	2,958	2,676
Telefonica, S.A. | Derivative instruments | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	551	719
Other current financial assets	8,769	11,550
Non-current financial assets, fair value	429	565
Current financial assets, fair value	6,220	8,752
Telefonica, S.A. | Trade receivables | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Other current financial assets	0	0
Telefonica, S.A. | Trade receivables | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	157	104
Other current financial assets	588	1,047
Telefonica, S.A. | Trade receivables | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Other current financial assets	0	0
Telefonica, S.A. | Trade receivables | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Other current financial assets	1	480
Telefonica, S.A. | Trade receivables | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Other current financial assets	0	0
Telefonica, S.A. | Trade receivables | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	157	104
Other current financial assets	587	567
Telefonica, S.A. | Trade receivables | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Other current financial assets	0	0
Telefonica, S.A. | Trade receivables | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Other current financial assets	0	0
Telefonica, S.A. | Trade receivables | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	394	615
Other current financial assets	8,181	10,503
Telefonica, S.A. | Trade receivables for subleases
Disclosure of financial assets [line items]
Non-current financial assets	15	12
Non-current financial assets, fair value	15	12
Telefonica, S.A. | Trade receivables for subleases | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	15	12
Telefonica, S.A. | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	(122)	(154)
Other current financial assets	(2,549)	(2,798)
Non-current financial assets, fair value	0	0
Current financial assets, fair value	0	0
Telefonica, S.A. | Impairment losses | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Other current financial assets	0	0
Telefonica, S.A. | Impairment losses | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Other current financial assets	0	0
Telefonica, S.A. | Impairment losses | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Other current financial assets	0	0
Telefonica, S.A. | Impairment losses | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Other current financial assets	0	0
Telefonica, S.A. | Impairment losses | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Other current financial assets	0	0
Telefonica, S.A. | Impairment losses | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Other current financial assets	0	0
Telefonica, S.A. | Impairment losses | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Other current financial assets	0	0
Telefonica, S.A. | Impairment losses | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Other current financial assets	0	0
Telefonica, S.A. | Impairment losses | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	(122)	(154)
Other current financial assets	(2,549)	(2,798)
Telefonica, S.A. | Other financial assets
Disclosure of financial assets [line items]
Other current financial assets	2,495	3,123
Current financial assets, fair value	2,495	3,123
Telefonica, S.A. | Other financial assets | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Other current financial assets	130	317
Telefonica, S.A. | Other financial assets | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Other current financial assets	1,221	1,267
Telefonica, S.A. | Other financial assets | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Telefonica, S.A. | Other financial assets | Held for trading
Disclosure of financial assets [line items]
Other current financial assets	523	480
Telefonica, S.A. | Other financial assets | Fair value option
Disclosure of financial assets [line items]
Other current financial assets	0	0
Telefonica, S.A. | Other financial assets | Debt instruments
Disclosure of financial assets [line items]
Other current financial assets	1	0
Telefonica, S.A. | Other financial assets | Equity instruments
Disclosure of financial assets [line items]
Other current financial assets	0	0
Telefonica, S.A. | Other financial assets | Hedges
Disclosure of financial assets [line items]
Other current financial assets	827	1,104
Telefonica, S.A. | Other financial assets | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	1,144	1,539
Telefonica, S.A. | Cash and cash equivalents
Disclosure of financial assets [line items]
Other current financial assets	5,604	6,042
Current financial assets, fair value	5,604	6,042
Telefonica, S.A. | Cash and cash equivalents | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Held for trading
Disclosure of financial assets [line items]
Other current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Fair value option
Disclosure of financial assets [line items]
Other current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Debt instruments
Disclosure of financial assets [line items]
Other current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Equity instruments
Disclosure of financial assets [line items]
Other current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Hedges
Disclosure of financial assets [line items]
Other current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	€ 5,604	€ 6,042